Balance Sheet Details - Summary of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts payable	$ 228	$ 3,293	$ 1,397
Accrued compensation	93	1,909	664
Accrued other	547	596	839
Current portion of deferred rent	157	5	8
Accounts payable and accrued expenses	$ 1,025	$ 5,803	$ 2,908